Share Based Payments - Options	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Share Based Payments - Options [Abstract]
SHARE BASED PAYMENTS - OPTIONS

NOTE 4 – SHARE BASED PAYMENTS – OPTIONS

We use the fair value method to account for stock based compensation. We recorded $468,247 and $114,069 in compensation expense in the three months ended March 31, 2018 and 2017, respectively, related to options issued under our stock-based incentive compensation plan. This includes expense related to options issued in prior years for which the requisite service period for those options includes the current year as well as options issued in the current year. The fair value of these instruments was calculated using the Black-Scholes option pricing model. The assumptions used in this model were similar to the assumptions set forth in our Annual Report on Form 10-K for the fiscal year ended December 31, 2017 related to grants in 2017. As also discussed in the 10-K, we increased the shares of common stock authorized under our stock option plan during the quarter to 1,833,333 million shares.

NOTE 11 – STOCK OPTIONS

The Company sponsors a stock-based incentive compensation plan known as the 2013 Equity Compensation Plan (the “Plan”), which was established by the Board of Directors of the Company in June 2013. A total of 500,000 shares were initially reserved for issuance under the Plan. The Plan was amended in 2016 to increase the authorized shares to 1,333,333 shares and again in 2018 to increase the authorized shares to 1,833,333. A total of 1,368,750 options were outstanding at December 31, 2016. In addition, a total of 245,035 restricted shares were granted in 2014 and 2015, but not issued at the time. A total 228,338 of these shares were redeemed for cash in 2016, and 16,667 of these shares were issued in 2016. As of December 31, 2017, the Company has no remaining restricted shares owed. The Company had no remaining shares available to grant under the Plan at December 31, 2017.

The Plan allows the Company to grant incentive stock options, non-qualified stock options, stock appreciation right, or restricted stock. The incentive stock options are exercisable for up to ten years, at an option price per share not less than the fair market value on the date the option is granted. The incentive stock options are limited to persons who are regular full-time employees of the Company at the date of the grant of the option. Non-qualified options may be granted to any person, including, but not limited to, employees, independent agents, consultants and attorneys, who the Company’s Board or Compensation Committee believes have contributed, or will contribute, to the success of the Company. Non-qualified options may be issued at option prices of less than fair market value on the date of grant and may be exercisable for up to ten years from date of grant. The option vesting schedule for options granted is determined by the Compensation Committee of the Board of Directors at the time of the grant. The Plan provides for accelerated vesting of unvested options if there is a change in control, as defined in the Plan.

Prior to establishment of the Plan, the Board granted options under terms similar to those described in the preceding paragraphs. A total of 8,333 options were outstanding at December 31, 2016 that were granted prior to the establishment of the 2013 Plan, but those options expired in 2017.

The compensation cost that has been charged against income related to options for the years ended December 31, 2017 and 2016, was $815,014 and $384,126, respectively. No income tax benefit was recognized in the income statement and no compensation was capitalized in any of the years presented.

The Company had the following option activity during the years ended December 31, 2017 and 2016:

	Number of Options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value $
Outstanding, January 1, 2016	538,333	$3.27
Granted - 2016	680,000	$3.27
Exercised - 2016	(161,666)	$2.67
Expired – 2016	(16,667)	$3.24
Outstanding, December 31, 2016	1,040,000	$3.36	3.6
Granted – 2017	480,417	$2.88
Exercised – 2017	(43,333)	$3.81
Expired – 2017	(108,334)	$4.02
Outstanding, December 31, 2017	1,368,750	$3.12	3.2	$2,173,700
Exercisable, December 31, 2017	630,417	$3.06	2.9	$1,035,900

Of the options outstanding at December 31, 2016, 406,667 were exercisable with a weighted average contractual life of 1.1 years and the remaining 633,333 were non-vested.

The table below shows the expiration date and exercise price of the options outstanding at December 31, 2017.

Number of Options	Exercise Price	Expiration Date
200,000	$2.46	03/31/22
50,000	$3.00	10/30/18
378,333	$3.15	03/03/19
500,000	$3.21	02/22/21
166,667	$3.45	07/28/21
6,667	$3.51	11/01/22
33,333	$3.66	03/03/19
10,417	$4.71	12/31/22
3,333	$5.55	01/29/19